Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Significant Components of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
Deferred tax assets:
Exit costs, environ-mental and other similar items	$84,517	$50,193	$74,535
Employee related and benefit items	96,963	104,098	166,313
Other items	161,578	113,184	148,910
Total deferred tax assets	343,058	267,475	389,758

Deferred tax liabilities:
Depreciation and amortization	1,303,620	1,506,650	254,430
LIFO inventories	64,502	66,580	83,659
Other items	29,464	49,670	59,746
Total deferred tax liabilities	1,397,586	1,622,900	397,835

Net deferred tax liabilities	$1,054,528	$1,355,425	$8,077

Significant Components of the Provisions for Income Taxes
Significant components of the provisions for income taxes were as follows:

	2018	2017	2016
Current:
Federal	$288,755	$269,330	$438,244
Foreign	53,155	53,442	31,125
State and local	52,372	39,320	61,402
Total current	394,282	362,092	530,771
Deferred:
Federal	(102,149)	(486,669)	(56,891)
Foreign	(35,276)	(42,292)	(2,121)
State and local	(5,953)	(91,769)	(9,229)
Total deferred	(143,378)	(620,730)	(68,241)
Total provisions (credits) for income taxes	$250,904	$(258,638)	$462,530

Significant Components of Income Before Income Taxes as Used for Income Tax Purposes
Significant components of income before income taxes as used for income tax purposes, were as follows:

	2018	2017	2016
Domestic	$1,309,279	$1,415,572	$1,504,990
Foreign	50,371	53,738	90,243
	$1,359,650	$1,469,310	$1,595,233

Reconciliation of the Statutory Federal Income Tax Rate to the Effective Tax Rate
A reconciliation of the statutory federal income tax rate to the effective tax rate follows:

	2018	2017	2016
Statutory federal income tax rate	21.0%	35.0%	35.0%
Effect of:
State and local income taxes	3.2	2.1	2.3
Investment vehicles	(1.2)	(1.4)	(1.5)
Domestic production activities		(3.1)	(2.9)
Employee share-based payments	(3.2)	(5.9)	(2.8)
Research and development credits	(1.3)	(.9)	(.2)
Amended returns and refunds	(1.6)	(.9)
Other - net	(.3)	(.4)	(.9)
Subtotal	16.6%	24.5%	29.0%
Effect of:
Tax Act	1.9	(40.8)
Subsidiary mergers		(4.2)
Reported effective tax rate	18.5%	(20.5)%	29.0%

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2018	2017	2016
Balance at beginning of year	$59,001	$32,805	$33,873
Additions from the Acquisition	12,396	18,928
Additions based on tax positions related to the current year	12,890	6,780	5,674
Additions for tax positions of prior years	10,968	4,033	3,890
Reductions for tax positions of prior years	(1,993)	(1,168)	(5,901)
Settlements	(1,380)	(368)	(3,763)
Lapses of statutes of limitations	(2,393)	(2,009)	(968)
Balance at end of year	$89,489	$59,001	$32,805